DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.7%
Basic Materials — 4.8%
Chemicals — 1.9%
Ashland, Inc.,144A,3.375%,
9/1/31
1,571,000 1,370,534
Avient Corp.
144A,7.125%, 8/1/30
2,405,000 2,493,953
144A,6.25%, 11/1/31
2,244,000 2,270,564
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
1,731,000 1,817,465
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
2,425,000 2,233,917
Chemours Co.
5.375%, 5/15/27
2,033,000 2,000,155
144A,5.75%, 11/15/28
2,640,000 2,500,574
144A,4.625%, 11/15/29
2,086,000 1,863,908
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
1,869,000 1,612,764
144A,12.00%, 2/15/31
2,096,000 2,105,971
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)
1,472,000 1,495,275
144A,7.50%, 4/15/29 (a)
2,706,000 2,803,023
Methanex Corp.
5.125%, 10/15/27
2,401,000 2,360,147
5.25%, 12/15/29 (a)
2,417,000 2,364,111
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
2,100,000 2,097,140
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
3,642,000 3,581,580
144A,8.50%, 11/15/28
1,392,000 1,485,397
144A,4.25%, 5/15/29 (a)
1,992,000 1,854,586
144A,9.00%, 2/15/30
2,253,000 2,440,468
144A,7.00%, 12/1/31
1,400,000 1,431,946
OCI NV,144A,6.70%, 3/16/33
2,078,000 2,097,311
Olin Corp.
5.125%, 9/15/27
1,732,000 1,710,946
5.625%, 8/1/29
2,318,000 2,302,303
5.00%, 2/1/30
1,785,000 1,716,363
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
3,810,000 3,638,970
144A,6.625%, 5/1/29
2,425,000 2,369,276
Tronox, Inc.,144A,4.625%,
3/15/29 (a)
3,716,000 3,425,420
WR Grace Holdings LLC
144A,4.875%, 6/15/27
2,564,000 2,523,001
144A,5.625%, 8/15/29
4,000,000 3,744,026
(Cost $67,703,456)
65,711,094
Forest Products & Paper
— 0.1%
Mercer International, Inc.
144A,12.875%, 10/1/28
1,300,000 1,395,396
Principal
Amount $ Value $
5.125%, 2/1/29
3,040,000 2,661,748
(Cost $4,404,062)
4,057,144
Iron/Steel — 0.9%
ATI, Inc.,7.25%, 8/15/30
1,494,000 1,563,275
Cleveland-Cliffs, Inc.
5.875%, 6/1/27 (a)
1,770,000 1,774,864
144A,6.875%, 11/1/29
3,108,000 3,132,059
144A,6.75%, 4/15/30
2,575,000 2,591,835
144A,7.00%, 3/15/32 (a)
5,056,000 5,088,015
144A,7.375%, 5/1/33
3,118,000 3,178,397
Metinvest BV,144A,7.75%,
10/17/29
1,300,000 936,546
Mineral Resources Ltd.
144A,8.125%, 5/1/27
2,445,000 2,462,634
144A,8.00%, 11/1/27
2,165,000 2,208,408
144A,9.25%, 10/1/28
3,810,000 3,995,445
144A,8.50%, 5/1/30
2,184,000 2,233,943
United States Steel
Corp.,6.875%, 3/1/29
1,808,000 1,829,891
(Cost $30,990,609)
30,995,312
Mining — 1.9%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
2,598,000 2,596,946
144A,6.125%, 5/15/28
1,532,000 1,551,616
144A,4.125%, 3/31/29
1,732,000 1,646,160
144A,7.125%, 3/15/31
2,707,000 2,834,757
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
2,425,000 2,554,510
144A,11.50%, 10/1/31
1,732,000 1,959,919
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
5,299,000 5,310,705
144A,9.375%, 3/1/29
5,541,000 5,941,130
144A,8.625%, 6/1/31
4,503,000 4,637,939
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
2,078,000 2,031,344
144A,5.875%, 4/15/30
2,430,000 2,417,380
144A,4.375%, 4/1/31
5,204,000 4,773,777
144A,6.125%, 4/15/32
2,770,000 2,793,138
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
2,015,000 1,987,427
144A,6.125%, 4/1/29
1,883,000 1,901,504
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
1,732,000 1,661,365
144A,4.50%, 6/1/31
1,851,000 1,673,164
Nexa Resources SA,144A,6.50%,
1/18/28
1,544,000 1,577,546
Novelis Corp.
144A,3.25%, 11/15/26
2,607,000 2,510,381
144A,4.75%, 1/30/30
5,524,000 5,202,399
144A,3.875%, 8/15/31
2,598,000 2,284,821

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Vedanta Resources Finance II
PLC
144A,9.25%, 4/23/26
1,835,000 1,830,623
144A,10.875%, 9/17/29
3,250,000 3,315,375
(Cost $64,935,733)
64,993,926
Communications — 17.9%
Advertising — 1.2%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
4,330,000 4,230,299
144A,7.75%, 4/15/28 (a)
3,483,000 3,211,057
144A,9.00%, 9/15/28
2,598,000 2,758,699
144A,7.50%, 6/1/29
3,629,000 3,215,773
144A,7.875%, 4/1/30
2,996,000 3,104,560
Lamar Media Corp.
3.75%, 2/15/28
2,061,000 1,957,002
4.00%, 2/15/30
1,905,000 1,764,372
3.625%, 1/15/31
1,905,000 1,701,765
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
9,060,000 8,414,934
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
2,082,000 2,054,992
144A,4.25%, 1/15/29
1,732,000 1,634,759
144A,4.625%, 3/15/30 (a)
1,832,000 1,722,324
144A,7.375%, 2/15/31
1,559,000 1,650,457
Stagwell Global
LLC,144A,5.625%, 8/15/29
3,816,000 3,682,130
(Cost $42,703,189)
41,103,123
Internet — 1.1%
Cogent Communications Group
LLC
144A,3.50%, 5/1/26
1,728,000 1,676,720
144A,7.00%, 6/15/27
1,559,000 1,583,498
Gen Digital, Inc.
144A,6.75%, 9/30/27
3,168,000 3,235,760
144A,7.125%, 9/30/30 (a)
2,128,000 2,204,822
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
2,072,000 2,056,535
144A,3.50%, 3/1/29
2,771,000 2,571,990
Match Group Holdings II LLC
144A,5.00%, 12/15/27
1,561,000 1,522,908
144A,4.625%, 6/1/28
1,732,000 1,666,955
144A,4.125%, 8/1/30
1,732,000 1,568,874
144A,3.625%, 10/1/31
1,728,000 1,500,471
MercadoLibre, Inc.,3.125%,
1/14/31
1,971,000 1,722,402
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
1,780,000 1,334,029
Rakuten Group, Inc.
144A,11.25%, 2/15/27
6,251,000 6,826,947
144A,9.75%, 4/15/29
6,906,000 7,556,120
Principal
Amount $ Value $
Wayfair LLC,144A,7.25%,
10/31/29
2,771,000 2,815,039
(Cost $40,082,104)
39,843,070
Media — 9.5%
AMC Networks, Inc.
144A,10.25%, 1/15/29
3,070,000 3,266,934
4.25%, 2/15/29 (a)
3,405,000 2,591,705
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
2,252,000 1,879,273
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
2,598,000 2,596,126
144A,5.125%, 5/1/27
11,352,000 11,208,432
144A,5.00%, 2/1/28
8,732,000 8,540,110
144A,5.375%, 6/1/29
5,196,000 5,063,969
144A,6.375%, 9/1/29
5,266,000 5,296,052
144A,4.75%, 3/1/30
10,530,000 9,791,096
144A,4.50%, 8/15/30
9,492,000 8,644,314
144A,4.25%, 2/1/31
10,407,000 9,327,077
144A,7.375%, 3/1/31 (a)
3,810,000 3,956,250
144A,4.75%, 2/1/32
4,164,000 3,750,356
4.50%, 5/1/32
10,041,000 8,879,499
144A,4.50%, 6/1/33
6,070,000 5,269,959
144A,4.25%, 1/15/34
6,956,000 5,805,534
CSC Holdings LLC
144A,5.50%, 4/15/27 (a)
4,598,000 4,175,998
144A,5.375%, 2/1/28
3,529,000 3,089,157
144A,7.50%, 4/1/28
3,648,000 2,640,072
144A,11.25%, 5/15/28
3,439,000 3,406,073
144A,11.75%, 1/31/29
7,111,000 7,057,596
144A,6.50%, 2/1/29
6,042,000 5,194,121
144A,5.75%, 1/15/30 (a)
7,794,000 4,691,126
144A,4.125%, 12/1/30 (a)
3,816,000 2,884,441
144A,4.625%, 12/1/30
8,028,000 4,491,002
144A,3.375%, 2/15/31
3,486,000 2,545,852
144A,4.50%, 11/15/31
5,204,000 3,928,834
144A,5.00%, 11/15/31 (a)
1,731,000 964,266
Directv Financing
LLC,144A,8.875%, 2/1/30
2,592,000 2,610,394
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
12,829,000 12,616,968
DISH DBS Corp.
7.75%, 7/1/26
7,196,000 6,195,432
144A,5.25%, 12/1/26
9,681,000 8,917,410
7.375%, 7/1/28
3,669,000 2,786,078
144A,5.75%, 12/1/28
9,042,000 7,897,567
5.125%, 6/1/29
5,221,000 3,462,603
DISH Network
Corp.,144A,11.75%, 11/15/27
11,828,000 12,577,069
Gray Escrow II, Inc.,144A,5.375%,
11/15/31 (a)
4,515,000 2,693,031

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)
2,275,000 2,231,625
144A,10.50%, 7/15/29
4,330,000 4,410,486
144A,4.75%, 10/15/30 (a)
2,771,000 1,639,206
iHeartCommunications, Inc.
6.375%, 5/1/26
2,769,646 2,409,592
8.375%, 5/1/27
3,214,951 1,880,746
144A,5.25%, 8/15/27 (a)
2,529,000 1,814,557
144A,4.75%, 1/15/28 (a)
1,801,000 1,193,162
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
4,116,000 3,749,203
144A,5.125%, 7/15/29 (a)
2,810,000 2,308,998
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
2,874,000 2,817,977
144A,8.00%, 8/1/29
2,213,000 2,240,731
144A,7.375%, 9/1/31
2,252,000 2,334,323
News Corp.
144A,3.875%, 5/15/29
3,464,000 3,255,879
144A,5.125%, 2/15/32
1,732,000 1,678,454
Nexstar Media, Inc.
144A,5.625%, 7/15/27
5,945,000 5,863,606
144A,4.75%, 11/1/28 (a)
3,464,000 3,273,509
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
3,248,000 2,812,708
144A,6.50%, 9/15/28
3,424,000 2,269,010
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30 (a)
1,676,000 1,140,099
144A,4.125%, 12/1/30 (a)
2,582,000 2,015,806
Sirius XM Radio LLC
144A,3.125%, 9/1/26
3,464,000 3,335,004
144A,5.00%, 8/1/27
5,196,000 5,111,616
144A,4.00%, 7/15/28
6,972,000 6,552,164
144A,5.50%, 7/1/29
4,330,000 4,235,565
144A,4.125%, 7/1/30
5,196,000 4,691,571
144A,3.875%, 9/1/31 (a)
5,185,000 4,492,420
TEGNA, Inc.
144A,4.75%, 3/15/26
1,908,000 1,890,432
4.625%, 3/15/28
3,469,000 3,310,664
5.00%, 9/15/29
3,810,000 3,603,268
Univision Communications, Inc.
144A,6.625%, 6/1/27
5,235,000 5,220,593
144A,8.00%, 8/15/28
5,189,000 5,299,738
144A,4.50%, 5/1/29
3,637,000 3,267,358
144A,7.375%, 6/30/30
3,139,000 3,029,071
144A,8.50%, 7/31/31
4,277,000 4,246,343
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
3,194,000 2,727,613
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
5,016,000 4,765,178
Principal
Amount $ Value $
144A,4.50%, 8/15/30
3,163,000 2,795,798
VTR Finance NV,144A,6.375%,
7/15/28
1,683,000 1,610,032
Ziggo Bond Co. BV
144A,6.00%, 1/15/27
2,165,000 2,167,335
144A,5.125%, 2/28/30
1,745,000 1,581,014
Ziggo BV,144A,4.875%, 1/15/30
3,438,000 3,182,748
(Cost $361,995,264)
329,146,978
Telecommunications — 6.1%
Altice Financing SA
144A,5.00%, 1/15/28
4,204,000 3,359,641
144A,5.75%, 8/15/29
7,128,000 5,407,321
Altice France Holding SA
144A,10.50%, 5/15/27
5,419,000 1,556,478
144A,6.00%, 2/15/28
3,829,000 1,035,815
Altice France SA
144A,8.125%, 2/1/27
6,052,000 5,098,944
144A,5.50%, 1/15/28
3,839,000 2,980,995
144A,5.125%, 1/15/29
1,645,000 1,245,982
144A,5.125%, 7/15/29
8,673,000 6,648,817
144A,5.50%, 10/15/29
6,938,000 5,341,481
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
2,565,000 2,548,369
CommScope LLC
144A,6.00%, 3/1/26
5,196,000 5,109,308
144A,8.25%, 3/1/27
3,007,000 2,792,912
144A,7.125%, 7/1/28
2,222,000 1,881,170
144A,4.75%, 9/1/29
4,336,000 3,593,460
CommScope Technologies
LLC,144A,5.00%, 3/15/27
2,598,000 2,236,118
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
6,859,000 6,338,565
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
1,374,000 1,297,027
144A,6.50%, 10/1/28
2,602,000 2,538,853
CT Trust,144A,5.125%, 2/3/32
2,577,000 2,343,537
EchoStar Corp.,10.75%, 11/30/29
18,500,000 20,028,116
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
3,971,000 3,979,181
144A,5.00%, 5/1/28
5,377,000 5,327,024
144A,6.75%, 5/1/29
3,469,000 3,516,544
5.875%, 11/1/29 (a)
2,617,189 2,623,530
144A,6.00%, 1/15/30
3,464,000 3,483,640
144A,8.75%, 5/15/30
4,157,000 4,434,542
144A,8.625%, 3/15/31
2,602,000 2,805,359
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
2,392,000 2,180,091
6.625%, 8/1/26 (a)
1,834,500 1,503,451
Iliad Holding SASU
144A,6.50%, 10/15/26
2,347,000 2,387,833

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.00%, 10/15/28
2,963,000 3,011,531
144A,8.50%, 4/15/31
3,296,000 3,511,985
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
10,358,000 9,652,296
Level 3 Financing, Inc.
144A,10.50%, 4/15/29 (a)
2,356,000 2,647,573
144A,4.875%, 6/15/29 (a)
2,148,000 1,887,361
144A,11.00%, 11/15/29 (a)
5,947,000 6,764,871
144A,4.50%, 4/1/30
2,657,000 2,234,427
144A,10.50%, 5/15/30
3,302,000 3,640,449
144A,3.875%, 10/15/30
1,824,000 1,463,760
144A,10.75%, 12/15/30
2,849,000 3,219,370
144A,4.00%, 4/15/31
1,980,000 1,579,050
Lumen Technologies, Inc.
144A,4.125%, 4/15/30
1,730,000 1,535,244
144A,10.00%, 10/15/32
1,200,000 1,198,500
Millicom International Cellular
SA
144A,5.125%, 1/15/28 (a)
1,248,300 1,205,531
144A,6.25%, 3/25/29
2,104,200 2,089,329
144A,4.50%, 4/27/31 (a)
2,690,000 2,397,373
144A,7.375%, 4/2/32 (a)
1,559,000 1,589,713
Optics Bidco SpA
144A,6.375%, 11/15/33
1,732,000 1,741,370
144A,6.00%, 9/30/34
1,732,000 1,688,804
144A,7.20%, 7/18/36
1,735,000 1,784,878
144A,7.721%, 6/4/38
1,732,000 1,823,825
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
3,464,000 3,473,076
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
1,732,000 1,355,681
VEON Holdings BV,144A,3.375%,
11/25/27
3,516,000 3,082,789
Viasat, Inc.
144A,5.625%, 4/15/27 (a)
2,081,000 1,987,426
144A,6.50%, 7/15/28 (a)
1,356,000 1,088,047
144A,7.50%, 5/30/31 (a)
2,560,000 1,738,537
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
4,676,000 4,058,191
144A,4.75%, 7/15/31
4,857,000 4,283,781
Windstream Services LLC /
Windstream Escrow Finance
Corp.
144A,7.75%, 8/15/28
5,222,000 5,267,411
144A,8.25%, 10/1/31
2,731,000 2,853,458
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)
5,118,000 4,830,734
144A,6.125%, 3/1/28 (a)
3,741,000 3,454,477
Zegona Finance
PLC,144A,8.625%, 7/15/29
3,118,000 3,320,670
(Cost $227,148,925)
213,085,622
Principal
Amount $ Value $
Consumer, Cyclical — 17.2%
Airlines — 0.9%
Air Canada,144A,3.875%,
8/15/26
4,163,000 4,064,571
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
2,597,000 2,662,324
144A,8.50%, 5/15/29
3,606,000 3,812,324
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
6,906,000 7,271,489
United Airlines, Inc.
144A,4.375%, 4/15/26
6,912,000 6,818,220
144A,4.625%, 4/15/29
6,670,000 6,414,468
(Cost $31,601,543)
31,043,396
Apparel — 0.3%
Hanesbrands, Inc.
144A,4.875%, 5/15/26
3,122,000 3,082,466
144A,9.00%, 2/15/31
2,074,000 2,231,503
Levi Strauss & Co.,144A,3.50%,
3/1/31
1,732,000 1,539,076
VF Corp.
2.80%, 4/23/27
1,732,000 1,633,429
2.95%, 4/23/30
2,598,000 2,246,030
(Cost $10,794,616)
10,732,504
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
1,386,000 1,357,287
144A,5.875%, 6/1/29
1,732,000 1,744,142
144A,3.75%, 1/30/31
3,484,000 3,133,930
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
3,642,000 3,580,806
(Cost $10,365,691)
9,816,165
Auto Parts & Equipment
— 1.6%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
2,772,000 2,744,340
144A,7.00%, 4/15/28
1,752,000 1,793,032
144A,8.25%, 4/15/31 (a)
1,752,000 1,831,536
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
1,732,000 1,732,935
6.875%, 7/1/28 (a)
1,388,000 1,392,770
5.00%, 10/1/29 (a)
2,078,000 1,932,909
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
2,958,000 2,962,360
144A,8.50%, 5/15/27
5,505,000 5,543,904
144A,6.75%, 5/15/28
2,598,000 2,663,867
Dana, Inc.
5.375%, 11/15/27
1,446,000 1,438,191
5.625%, 6/15/28
1,386,000 1,379,867
4.25%, 9/1/30
1,356,000 1,212,838

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
3,118,000 3,086,756
4.875%, 3/15/27
2,594,000 2,539,964
5.00%, 7/15/29 (a)
2,796,000 2,619,260
5.25%, 4/30/31 (a)
1,905,000 1,748,382
5.25%, 7/15/31 (a)
2,088,000 1,922,695
5.625%, 4/30/33 (a)
1,559,000 1,410,243
Tenneco, Inc.,144A,8.00%,
11/17/28
6,581,000 6,262,583
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
2,158,000 2,169,349
144A,7.125%, 4/14/30
2,194,000 2,180,856
144A,6.75%, 4/23/30
2,791,000 2,727,108
144A,6.875%, 4/23/32
2,375,000 2,283,421
(Cost $56,947,295)
55,579,166
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
2,425,000 2,330,078
144A,3.875%, 11/15/29
1,386,000 1,283,270
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
4,321,000 4,007,485
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28
1,901,000 1,959,551
144A,7.75%, 3/15/31
2,775,000 2,938,442
(Cost $12,987,629)
12,518,826
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
2,447,000 2,531,576
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
3,296,000 2,943,503
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
1,386,000 1,444,493
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29 (a)
4,157,000 3,917,914
144A,7.00%, 2/15/30
6,938,000 7,160,902
144A,6.50%, 2/15/32
5,204,000 5,312,405
144A,6.00%, 10/15/32
3,830,000 3,767,999
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.375%, 4/15/27
1,700,000 1,691,981
5.25%, 7/15/29
1,900,000 1,845,821
Churchill Downs, Inc.
144A,5.50%, 4/1/27
2,078,000 2,075,272
144A,4.75%, 1/15/28
2,432,000 2,375,942
144A,5.75%, 4/1/30
4,163,000 4,136,198
144A,6.75%, 5/1/31
2,078,000 2,129,767
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)
2,654,000 2,597,091
144A,7.00%, 8/1/32
1,732,000 1,794,931
Principal
Amount $ Value $
International Game Technology
PLC
144A,4.125%, 4/15/26
2,602,000 2,561,703
144A,6.25%, 1/15/27
2,602,000 2,630,190
144A,5.25%, 1/15/29
2,598,000 2,553,690
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
2,428,000 2,440,287
144A,7.25%, 11/15/29
1,732,000 1,788,942
144A,7.50%, 9/1/31
1,905,000 1,985,090
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
4,287,000 4,354,072
144A,4.75%, 10/15/27 (a)
3,241,000 3,175,867
144A,3.75%, 1/15/28
1,736,000 1,651,078
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
1,745,000 1,709,906
Mohegan Tribal Gaming
Authority
144A,8.00%, 2/1/26
4,076,000 4,053,862
144A,13.25%, 12/15/27
1,741,000 1,979,090
Motion Bondco
DAC,144A,6.625%, 11/15/27
1,431,000 1,341,227
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
1,386,000 1,375,780
144A,4.125%, 7/1/29 (a)
1,388,000 1,264,680
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
2,602,000 1,914,220
144A,5.875%, 9/1/31
2,546,000 1,752,234
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
1,700,000 1,693,634
144A,7.25%, 5/15/31
2,742,000 2,833,736
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
2,950,000 3,025,368
Vail Resorts, Inc.,144A,6.50%,
5/15/32
2,078,000 2,135,662
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
2,598,000 2,533,268
144A,7.125%, 2/15/31 (a)
3,459,000 3,656,270
144A,6.25%, 3/15/33
2,771,000 2,766,457
(Cost $105,452,659)
102,902,108
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
3,984,000 3,904,459
TKC Holdings, Inc.
144A,6.875%, 5/15/28
1,472,000 1,478,473
144A,10.50%, 5/15/29
2,356,000 2,419,727
(Cost $7,995,651)
7,802,659

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Home Builders — 0.6%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
1,386,000 1,286,208
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
2,098,000 2,096,289
144A,4.875%, 2/15/30
1,732,000 1,626,892
Century Communities, Inc.
6.75%, 6/1/27
1,715,000 1,726,647
144A,3.875%, 8/15/29
1,732,000 1,586,859
LGI Homes, Inc.
144A,8.75%, 12/15/28
1,300,000 1,379,989
144A,7.00%, 11/15/32
1,300,000 1,312,565
Mattamy Group Corp.
144A,5.25%, 12/15/27
1,732,000 1,713,375
144A,4.625%, 3/1/30
2,166,000 2,046,717
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
1,732,000 1,753,793
144A,5.75%, 1/15/28
1,555,000 1,565,359
144A,5.125%, 8/1/30
1,745,000 1,704,399
(Cost $20,419,341)
19,799,092
Home Furnishings — 0.1%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29 (a)
2,772,000 2,580,944
144A,3.875%, 10/15/31
2,771,000 2,458,668
(Cost $5,448,556)
5,039,612
Housewares — 0.5%
Newell Brands, Inc.
5.70%, 4/1/26
4,508,000 4,537,693
6.375%, 9/15/27 (a)
1,732,000 1,761,628
6.625%, 9/15/29
1,682,000 1,729,902
6.375%, 5/15/30
2,600,000 2,654,876
6.625%, 5/15/32
1,700,000 1,734,093
Scotts Miracle-Gro Co.
4.50%, 10/15/29
1,426,000 1,344,456
4.00%, 4/1/31
1,645,000 1,470,386
4.375%, 2/1/32
1,342,000 1,202,668
(Cost $16,778,395)
16,435,702
Leisure Time — 2.6%
Carnival Corp.
144A,7.625%, 3/1/26
4,700,000 4,733,889
144A,5.75%, 3/1/27
9,400,000 9,446,820
144A,6.00%, 5/1/29
6,906,000 6,935,990
144A,10.50%, 6/1/30 (a)
3,564,000 3,825,789
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
7,209,000 7,742,994
Life Time, Inc.
144A,5.75%, 1/15/26
3,204,000 3,204,847
144A,8.00%, 4/15/26
1,495,000 1,501,887
Principal
Amount $ Value $
144A,6.00%, 11/15/31
1,700,000 1,701,986
NCL Corp. Ltd.
144A,5.875%, 3/15/26
4,943,000 4,946,925
144A,5.875%, 2/15/27
3,464,000 3,470,225
144A,8.375%, 2/1/28
1,778,000 1,861,838
144A,8.125%, 1/15/29
2,741,000 2,910,933
144A,7.75%, 2/15/29 (a)
2,081,000 2,221,877
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
2,252,000 2,225,424
144A,5.50%, 8/31/26
3,464,000 3,475,968
144A,5.375%, 7/15/27
3,464,000 3,461,401
3.70%, 3/15/28
1,732,000 1,653,436
144A,5.50%, 4/1/28
5,196,000 5,200,745
144A,5.625%, 9/30/31
5,204,000 5,217,140
144A,6.25%, 3/15/32
4,350,000 4,447,749
144A,6.00%, 2/1/33
6,906,000 6,997,111
Sabre GLBL, Inc.,144A,8.625%,
6/1/27 (a)
3,128,000 3,094,162
(Cost $90,067,398)
90,279,136
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/1/27
3,493,000 3,416,967
144A,4.75%, 6/15/31
3,111,000 2,902,580
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
1,582,000 1,584,484
144A,5.875%, 4/1/29
1,905,000 1,923,275
144A,3.75%, 5/1/29
2,771,000 2,585,521
4.875%, 1/15/30
3,484,000 3,390,532
144A,4.00%, 5/1/31
3,830,000 3,509,907
144A,3.625%, 2/15/32
5,204,000 4,592,578
144A,6.125%, 4/1/32
1,575,000 1,591,727
144A,5.875%, 3/15/33
3,464,000 3,471,931
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.
144A,5.00%, 6/1/29
2,944,000 2,799,379
144A,4.875%, 7/1/31
1,750,000 1,580,260
144A,6.625%, 1/15/32
3,118,000 3,157,508
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
1,732,000 1,629,887
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26
1,758,000 1,729,232
144A,5.625%, 7/17/27
2,078,000 2,018,207
144A,5.75%, 7/21/28
2,949,000 2,806,257
144A,5.375%, 12/4/29
4,024,000 3,685,647
144A,7.625%, 4/17/32
2,635,000 2,663,966
MGM Resorts International
4.625%, 9/1/26
1,386,000 1,379,744
5.50%, 4/15/27
2,338,000 2,338,785
4.75%, 10/15/28
2,592,000 2,516,873
6.125%, 9/15/29
2,944,000 2,979,447

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
6.50%, 4/15/32
2,618,000 2,645,817
Station Casinos LLC
144A,4.50%, 2/15/28
2,411,000 2,308,580
144A,4.625%, 12/1/31
1,727,000 1,562,028
144A,6.625%, 3/15/32
1,732,000 1,737,685
Studio City Finance Ltd.
144A,6.50%, 1/15/28
1,704,000 1,654,118
144A,5.00%, 1/15/29
3,760,000 3,411,990
Travel + Leisure Co.
144A,6.625%, 7/31/26
2,252,000 2,280,308
6.00%, 4/1/27
1,386,000 1,400,277
144A,4.50%, 12/1/29
2,252,000 2,128,813
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
3,119,000 3,102,990
(Cost $85,717,462)
82,487,300
Retail — 4.4%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
5,481,000 5,221,162
144A,4.375%, 1/15/28
2,443,000 2,359,097
144A,3.50%, 2/15/29
2,598,000 2,413,791
144A,6.125%, 6/15/29
4,157,000 4,229,785
144A,5.625%, 9/15/29
1,735,000 1,738,243
144A,4.00%, 10/15/30
10,134,000 9,212,604
Advance Auto Parts, Inc.,3.90%,
4/15/30 (a)
1,745,000 1,575,656
Asbury Automotive Group, Inc.
4.50%, 3/1/28
1,405,000 1,366,727
144A,4.625%, 11/15/29
2,792,000 2,652,924
4.75%, 3/1/30
1,541,000 1,462,120
144A,5.00%, 2/15/32
2,098,000 1,953,327
Bath & Body Works, Inc.
5.25%, 2/1/28
1,540,000 1,533,252
7.50%, 6/15/29 (a)
1,671,000 1,736,698
144A,6.625%, 10/1/30
2,946,000 3,019,612
Beacon Roofing Supply,
Inc.,144A,6.50%, 8/1/30
2,078,000 2,131,947
eG Global Finance
PLC,144A,12.00%, 11/30/28 (a)
3,810,000 4,275,128
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
2,269,000 2,250,069
144A,5.875%, 4/1/29
2,879,000 2,706,347
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
3,469,000 3,261,798
144A,6.75%, 1/15/30
4,330,000 4,059,992
FirstCash, Inc.
144A,4.625%, 9/1/28
1,732,000 1,663,458
144A,5.625%, 1/1/30
1,905,000 1,858,533
144A,6.875%, 3/1/32
1,732,000 1,768,091
Principal
Amount $ Value $
Gap, Inc.
144A,3.625%, 10/1/29
2,688,000 2,444,709
144A,3.875%, 10/1/31
2,548,000 2,243,348
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
2,592,000 2,451,278
144A,6.375%, 1/15/30
1,728,000 1,751,819
Kohl's Corp.,4.625%, 5/1/31 (a)
1,732,000 1,402,358
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
3,464,000 3,279,754
Lithia Motors, Inc.
144A,4.625%, 12/15/27
1,541,000 1,498,303
144A,3.875%, 6/1/29
2,771,000 2,570,172
144A,4.375%, 1/15/31
1,855,000 1,705,860
Macy's Retail Holdings LLC
144A,5.875%, 3/15/30
1,469,000 1,414,553
144A,6.125%, 3/15/32
1,472,000 1,408,286
Michaels Cos., Inc.
144A,5.25%, 5/1/28 (a)
2,944,000 2,139,718
144A,7.875%, 5/1/29
3,933,000 2,124,963
Murphy Oil USA, Inc.
4.75%, 9/15/29
1,732,000 1,672,324
144A,3.75%, 2/15/31
1,732,000 1,551,885
NMG Holding Co., Inc. /
Neiman Marcus Group
LLC,144A,8.50%, 10/1/28
3,804,000 3,870,779
Nordstrom, Inc.
4.375%, 4/1/30
1,745,000 1,595,952
4.25%, 8/1/31
1,474,000 1,300,601
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
1,732,000 1,714,895
Penske Automotive Group,
Inc.,3.75%, 6/15/29
1,732,000 1,598,932
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
4,157,000 3,973,418
144A,7.75%, 2/15/29
3,989,000 3,926,841
QVC, Inc.,144A,6.875%, 4/15/29
(a)
2,096,000 1,779,987
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
2,252,000 2,118,830
144A,4.875%, 11/15/31
1,732,000 1,591,724
Staples, Inc.
144A,10.75%, 9/1/29
8,523,000 8,413,746
144A,12.75%, 1/15/30 (a)
2,904,624 2,400,333
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
2,252,000 2,051,424
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
1,559,000 1,647,438
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
5,084,000 4,924,605
8.125%, 8/15/29 (a)
2,655,000 2,675,182
3.20%, 4/15/30 (a)
1,692,000 1,375,869

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Yum! Brands, Inc.
144A,4.75%, 1/15/30
2,771,000 2,679,448
3.625%, 3/15/31
3,637,000 3,296,414
4.625%, 1/31/32
3,830,000 3,605,545
5.375%, 4/1/32
3,484,000 3,421,726
(Cost $161,461,999)
154,073,380
Consumer, Non-cyclical
— 17.2%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
1,732,000 1,713,999
144A,6.00%, 6/15/30
3,484,000 3,475,744
(Cost $5,246,257)
5,189,743
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $2,589,679)
2,598,000 2,450,199
Commercial Services — 5.1%
ADT Security Corp.,144A,4.125%,
8/1/29
3,469,000 3,252,902
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
1,957,000 1,960,258
Albion Financing 2
SARL,144A,8.75%, 4/15/27
1,559,000 1,592,503
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
8,070,000 8,270,902
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
3,637,000 3,672,632
144A,6.00%, 6/1/29 (a)
3,480,000 3,196,925
Allied Universal Holdco LLC/
Allied Universal Finance
Corp./Atlas Luxco 4
Sarl,144A,4.625%, 6/1/28
4,246,000 4,008,176
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
1,386,000 1,378,314
144A,4.75%, 4/1/28 (a)
1,689,000 1,601,686
144A,5.375%, 3/1/29 (a)
2,078,000 1,973,502
144A,8.25%, 1/15/30
2,425,000 2,524,374
144A,8.00%, 2/15/31 (a)
1,840,000 1,915,823
Belron UK Finance
PLC,144A,5.75%, 10/15/29
3,862,000 3,869,705
Block, Inc.
2.75%, 6/1/26
3,464,000 3,348,775
3.50%, 6/1/31
3,464,000 3,114,891
144A,6.50%, 5/15/32
6,906,000 7,094,014
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
7,560,000 7,991,615
Brink's Co.
144A,4.625%, 10/15/27
2,078,000 2,030,023
144A,6.50%, 6/15/29
1,386,000 1,417,902
Principal
Amount $ Value $
144A,6.75%, 6/15/32
1,386,000 1,415,430
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
3,608,000 3,767,394
144A,8.625%, 5/15/32
2,078,000 2,179,834
144A,8.00%, 3/15/33
1,745,000 1,787,941
Garda World Security Corp.
144A,4.625%, 2/15/27
1,974,000 1,929,024
144A,7.75%, 2/15/28
1,386,000 1,438,264
144A,6.00%, 6/1/29
1,732,000 1,645,718
144A,8.25%, 8/1/32
1,914,000 1,955,647
144A,8.375%, 11/15/32
3,400,000 3,490,707
GEO Group, Inc.
8.625%, 4/15/29
2,245,000 2,376,284
10.25%, 4/15/31
2,162,000 2,368,467
Herc Holdings, Inc.
144A,5.50%, 7/15/27
4,163,000 4,145,880
144A,6.625%, 6/15/29
2,765,000 2,834,324
Hertz Corp.
144A,4.625%, 12/1/26
1,735,000 1,502,561
144A,12.625%, 7/15/29 (a)
2,598,000 2,822,348
144A,5.00%, 12/1/29 (a)
3,464,000 2,394,504
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
4,676,000 4,683,982
144A,3.375%, 8/31/27
3,469,000 3,264,844
144A,6.25%, 1/15/28
4,509,500 4,509,582
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
4,510,000 4,522,080
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
3,637,000 3,739,111
144A,10.875%, 8/1/29
1,645,000 1,679,155
Service Corp. International
4.625%, 12/15/27
1,925,000 1,893,603
5.125%, 6/1/29
2,598,000 2,562,729
3.375%, 8/15/30
2,944,000 2,635,632
4.00%, 5/15/31
2,721,000 2,489,445
5.75%, 10/15/32
2,838,000 2,831,029
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
3,810,000 3,943,350
Sotheby's,144A,7.375%, 10/15/27
2,670,000 2,653,559
United Rentals North America,
Inc.
5.50%, 5/15/27
1,732,000 1,732,791
3.875%, 11/15/27
2,602,000 2,514,344
4.875%, 1/15/28
5,782,000 5,698,003
5.25%, 1/15/30
2,598,000 2,568,246
4.00%, 7/15/30
2,602,000 2,414,665
3.875%, 2/15/31
3,810,000 3,485,813
3.75%, 1/15/32
2,598,000 2,323,104
144A,6.125%, 3/15/34
3,816,000 3,877,671

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
4,336,000 4,491,211
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
1,732,000 1,668,047
144A,6.625%, 6/15/29
1,752,000 1,786,663
144A,7.375%, 10/1/31
1,745,000 1,811,564
(Cost $182,320,607)
178,049,472
Cosmetics/Personal Care
— 0.5%
Coty, Inc.,144A,5.00%, 4/15/26
2,207,000 2,200,252
Coty, Inc./HFC Prestige
Products, Inc./HFC
Prestige International US
LLC,144A,6.625%, 7/15/30
2,618,000 2,682,626
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
2,598,000 2,570,648
144A,4.125%, 4/1/29
1,732,000 1,623,938
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
2,598,000 2,492,888
6.125%, 9/30/32
2,477,000 2,471,216
Prestige Brands, Inc.
144A,5.125%, 1/15/28
1,386,000 1,368,982
144A,3.75%, 4/1/31
2,078,000 1,865,192
(Cost $17,826,141)
17,275,742
Food — 2.6%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
2,860,000 2,775,543
144A,7.50%, 3/15/26
2,244,000 2,265,287
144A,4.625%, 1/15/27
5,133,000 5,035,914
144A,5.875%, 2/15/28
2,852,000 2,845,976
144A,6.50%, 2/15/28 (a)
2,876,000 2,935,766
144A,3.50%, 3/15/29
5,271,000 4,888,214
144A,4.875%, 2/15/30
3,804,000 3,667,155
B&G Foods, Inc.
5.25%, 9/15/27 (a)
1,908,000 1,825,188
144A,8.00%, 9/15/28
2,790,000 2,874,420
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
3,464,000 3,630,898
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,728,000 1,694,348
144A,4.125%, 1/31/30
3,360,000 3,132,437
144A,4.375%, 1/31/32
2,428,000 2,226,761
Performance Food Group, Inc.
144A,5.50%, 10/15/27
3,677,000 3,660,344
144A,4.25%, 8/1/29
3,474,000 3,269,275
144A,6.125%, 9/15/32
3,464,000 3,499,049
Pilgrim's Pride Corp.
3.50%, 3/1/32
3,081,000 2,712,655
6.25%, 7/1/33
3,387,000 3,554,043
Principal
Amount $ Value $
6.875%, 5/15/34
1,732,000 1,893,974
Post Holdings, Inc.
144A,5.625%, 1/15/28
1,042,000 1,051,774
144A,5.50%, 12/15/29
4,282,000 4,182,147
144A,4.625%, 4/15/30
4,805,000 4,510,467
144A,4.50%, 9/15/31
3,402,000 3,101,591
144A,6.25%, 2/15/32
3,464,000 3,504,273
144A,6.375%, 3/1/33
4,157,000 4,151,185
144A,6.25%, 10/15/34
2,078,000 2,058,641
US Foods, Inc.
144A,6.875%, 9/15/28
1,722,000 1,781,437
144A,4.75%, 2/15/29
3,118,000 3,011,085
144A,4.625%, 6/1/30
1,732,000 1,651,575
144A,7.25%, 1/15/32
1,732,000 1,810,051
144A,5.75%, 4/15/33
1,735,000 1,717,438
(Cost $93,375,336)
90,918,911
Healthcare-Products — 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
5,319,000 5,143,261
144A,3.875%, 11/1/29
2,817,000 2,617,821
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
4,850,000 5,075,356
Hologic, Inc.
144A,4.625%, 2/1/28
1,386,000 1,361,740
144A,3.25%, 2/15/29
3,313,000 3,048,141
Medline Borrower LP
144A,3.875%, 4/1/29
15,538,000 14,577,156
144A,5.25%, 10/1/29
8,673,000 8,474,431
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
5,215,000 5,318,348
Teleflex, Inc.
4.625%, 11/15/27
1,732,000 1,696,037
144A,4.25%, 6/1/28
1,732,000 1,663,957
(Cost $48,831,359)
48,976,248
Healthcare-Services — 4.8%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
1,435,000 1,433,911
144A,3.125%, 2/15/29
1,905,000 1,878,117
144A,3.50%, 4/1/30
2,205,000 2,172,730
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
1,732,000 1,663,627
144A,3.75%, 3/15/29
1,735,000 1,612,463
144A,4.00%, 3/15/31
1,745,000 1,579,662
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
6,143,000 5,950,390
144A,8.00%, 12/15/27
2,454,000 2,464,182
144A,6.875%, 4/1/28
2,163,000 1,692,729
144A,6.00%, 1/15/29
2,230,000 2,082,994
144A,6.875%, 4/15/29
4,311,000 3,482,400

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.125%, 4/1/30
4,258,000 3,155,359
144A,5.25%, 5/15/30
5,266,000 4,498,637
144A,4.75%, 2/15/31
3,664,000 2,977,945
144A,10.875%, 1/15/32
7,772,000 8,097,336
Concentra Escrow Issuer
Corp.,144A,6.875%, 7/15/32
2,252,000 2,322,967
DaVita, Inc.
144A,4.625%, 6/1/30
9,495,000 8,900,197
144A,3.75%, 2/15/31
5,185,000 4,589,937
144A,6.875%, 9/1/32
3,613,000 3,734,263
Encompass Health Corp.
4.50%, 2/1/28
2,765,000 2,696,788
4.75%, 2/1/30
2,775,000 2,688,305
4.625%, 4/1/31
1,388,000 1,309,927
IQVIA, Inc.
144A,5.00%, 10/15/26
3,616,000 3,573,516
144A,5.00%, 5/15/27
3,810,000 3,770,580
144A,6.50%, 5/15/30
1,732,000 1,779,490
LifePoint Health, Inc.
144A,4.375%, 2/15/27
1,944,000 1,889,423
144A,5.375%, 1/15/29
1,747,000 1,578,182
144A,9.875%, 8/15/30
2,765,000 3,006,387
144A,11.00%, 10/15/30
3,850,000 4,246,583
144A,10.00%, 6/1/32 (a)
2,771,000 2,903,346
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
2,765,000 2,644,483
144A,3.875%, 11/15/30
2,252,000 2,050,838
144A,3.875%, 5/15/32
2,618,000 2,319,366
144A,6.25%, 1/15/33
2,600,000 2,623,795
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
3,597,000 2,499,362
144A,5.75%, 11/1/28 (a)
3,428,000 1,610,200
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
5,204,000 5,290,293
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK,PIK, 1/31/29
2,501,124 2,491,745
Select Medical
Corp.,144A,6.25%, 8/15/26
4,288,000 4,337,561
Star Parent, Inc.,144A,9.00%,
10/1/30
3,469,000 3,586,083
Tenet Healthcare Corp.
6.25%, 2/1/27
5,196,000 5,204,388
5.125%, 11/1/27
5,096,000 5,053,442
4.625%, 6/15/28
2,078,000 2,018,104
6.125%, 10/1/28
8,632,000 8,660,540
4.25%, 6/1/29
4,880,000 4,611,818
4.375%, 1/15/30
5,030,000 4,715,716
6.125%, 6/15/30
6,986,000 7,030,481
6.75%, 5/15/31
4,676,000 4,795,209
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
2,771,000 2,879,668
(Cost $178,314,613)
168,155,465
Principal
Amount $ Value $
Household Products/Wares
— 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30
1,732,000 1,599,073
144A,4.125%, 4/30/31
1,386,000 1,256,945
(Cost $3,092,095)
2,856,018
Pharmaceuticals — 2.4%
AdaptHealth LLC
144A,4.625%, 8/1/29 (a)
1,728,000 1,578,324
144A,5.125%, 3/1/30
2,078,000 1,922,588
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
2,088,000 2,028,732
144A,8.50%, 1/31/27
2,226,000 1,844,102
Bausch Health Cos., Inc.
144A,9.00%, 12/15/25
2,039,000 2,008,049
144A,6.125%, 2/1/27 (a)
3,469,000 3,209,987
144A,5.75%, 8/15/27 (a)
1,732,000 1,544,648
144A,5.00%, 1/30/28
1,501,000 1,013,558
144A,4.875%, 6/1/28
5,542,000 4,590,756
144A,11.00%, 9/30/28
6,134,000 6,016,442
144A,5.00%, 2/15/29
1,565,000 945,009
144A,6.25%, 2/15/29 (a)
2,871,000 1,845,898
144A,5.25%, 1/30/30
2,697,000 1,512,451
144A,5.25%, 2/15/31
1,603,000 895,684
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
1,732,000 1,666,196
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
3,414,000 3,638,218
Grifols SA,144A,4.75%, 10/15/28
(a)
2,442,000 2,230,394
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
2,721,000 2,871,505
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
2,117,000 1,539,926
Jazz Securities
DAC,144A,4.375%, 1/15/29
5,185,000 4,929,137
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
7,194,000 6,824,172
144A,5.125%, 4/30/31 (a)
6,906,000 6,327,061
144A,6.75%, 5/15/34
1,828,000 1,844,136
144A,7.875%, 5/15/34 (a)
1,732,000 1,790,495
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
1,658,000 1,501,903
144A,6.625%, 4/1/30 (a)
1,909,000 1,850,898
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
11,600,000 11,116,046
6.75%, 3/1/28
4,329,000 4,455,488
(Cost $92,674,272)
83,541,803

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Benteler International
AG,144A,10.50%, 5/15/28
1,732,000 1,816,223
Stena International SA
144A,7.25%, 1/15/31
2,417,000 2,500,399
144A,7.625%, 2/15/31
1,381,000 1,442,218
(Cost $5,820,226)
5,758,840
Energy — 10.8%
Energy-Alternate Sources
— 0.0%
Sunnova Energy
Corp.,144A,11.75%, 10/1/28
(Cost $1,219,654)
1,375,000 1,090,664
Oil & Gas — 4.9%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
3,453,000 3,583,648
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
1,776,000 1,819,396
144A,5.875%, 6/30/29
1,386,000 1,364,701
Baytex Energy Corp.
144A,8.50%, 4/30/30
2,775,000 2,879,021
144A,7.375%, 3/15/32
1,992,000 1,986,564
California Resources
Corp.,144A,8.25%, 6/15/29
3,108,000 3,191,679
Civitas Resources, Inc.
144A,5.00%, 10/15/26
1,386,000 1,366,433
144A,8.375%, 7/1/28
4,831,000 5,048,494
144A,8.625%, 11/1/30
3,453,000 3,661,505
144A,8.75%, 7/1/31
4,661,000 4,946,976
CNX Resources Corp.
144A,6.00%, 1/15/29
1,732,000 1,733,978
144A,7.375%, 1/15/31
1,732,000 1,798,332
144A,7.25%, 3/1/32
1,403,000 1,459,765
Comstock Resources, Inc.
144A,6.75%, 3/1/29
4,226,000 4,169,596
144A,6.75%, 3/1/29
1,396,000 1,369,982
144A,5.875%, 1/15/30
3,368,000 3,178,478
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
3,453,000 3,632,218
144A,7.625%, 4/1/32
2,443,000 2,465,980
144A,7.375%, 1/15/33
3,469,000 3,446,666
CVR Energy, Inc.
144A,5.75%, 2/15/28
1,386,000 1,312,424
144A,8.50%, 1/15/29
2,078,000 2,043,721
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
2,425,000 2,487,303
Principal
Amount $ Value $
144A,8.75%, 5/1/31
1,732,000 1,830,263
Energean PLC,144A,6.50%,
4/30/27
1,559,000 1,563,142
Hilcorp Energy I LP / Hilcorp
Finance Co.,144A,7.25%,
2/15/35
3,453,000 3,382,670
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
2,592,000 2,611,992
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
1,387,000 1,321,738
144A,8.75%, 10/1/31 (a)
1,762,000 1,676,672
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
2,069,815 2,023,254
144A,REGS, 6.75%, 6/30/30
1,886,059 1,813,097
Matador Resources Co.
144A,6.875%, 4/15/28
1,732,000 1,774,486
144A,6.50%, 4/15/32
3,111,000 3,123,478
144A,6.25%, 4/15/33
2,598,000 2,568,628
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
1,732,000 1,828,720
Murphy Oil Corp.,6.00%, 10/1/32
2,078,000 2,036,179
Noble Finance II
LLC,144A,8.00%, 4/15/30
4,850,000 4,970,488
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
2,443,000 2,499,243
144A,8.75%, 6/15/31
1,732,000 1,824,101
Parkland Corp.
144A,5.875%, 7/15/27
1,732,000 1,730,404
144A,4.50%, 10/1/29
2,771,000 2,597,631
144A,4.625%, 5/1/30
2,791,000 2,601,293
144A,6.625%, 8/15/32
1,732,000 1,743,979
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
2,863,000 2,834,582
144A,7.875%, 9/15/30
1,732,000 1,779,122
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
1,905,000 1,963,393
144A,5.875%, 7/1/29
2,425,000 2,414,548
144A,9.875%, 7/15/31
1,732,000 1,921,334
144A,7.00%, 1/15/32
3,456,000 3,561,055
144A,6.25%, 2/1/33
3,453,000 3,481,256
Puma International Financing
SA,144A,7.75%, 4/25/29
1,745,000 1,787,848
Range Resources Corp.
8.25%, 1/15/29
1,964,000 2,025,700
144A,4.75%, 2/15/30
1,732,000 1,647,993
SM Energy Co.
6.75%, 9/15/26
1,302,000 1,305,970
6.625%, 1/15/27
1,444,000 1,445,942
6.50%, 7/15/28
1,386,000 1,389,872
144A,6.75%, 8/1/29
2,598,000 2,618,462
144A,7.00%, 8/1/32
2,602,000 2,616,591

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Sunoco LP
144A,7.00%, 5/1/29
2,628,000 2,728,221
144A,7.25%, 5/1/32
2,598,000 2,720,354
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
2,078,000 2,085,190
144A,7.00%, 9/15/28
1,732,000 1,784,289
4.50%, 5/15/29
2,771,000 2,645,220
4.50%, 4/30/30
2,769,000 2,620,846
Talos Production, Inc.
144A,9.00%, 2/1/29
2,165,000 2,266,613
144A,9.375%, 2/1/31
2,165,000 2,275,788
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
2,425,000 2,299,584
Transocean, Inc.
144A,8.00%, 2/1/27
2,273,000 2,279,060
144A,8.25%, 5/15/29
3,122,000 3,156,979
144A,8.50%, 5/15/31
3,141,000 3,188,624
Vital Energy, Inc.,144A,7.875%,
4/15/32 (a)
3,469,000 3,415,414
(Cost $171,805,816)
170,728,168
Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
2,771,000 2,783,400
144A,6.625%, 9/1/32
2,425,000 2,459,715
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
2,598,000 2,616,346
144A,7.125%, 3/15/29
3,456,000 3,542,980
Viridien,144A,8.75%, 4/1/27 (a)
1,707,000 1,669,700
Weatherford International
Ltd.,144A,8.625%, 4/30/30
5,550,000 5,784,676
(Cost $18,889,292)
18,856,817
Pipelines — 5.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
2,252,000 2,251,375
144A,5.75%, 1/15/28
2,252,000 2,246,558
144A,5.375%, 6/15/29
2,602,000 2,549,890
144A,6.625%, 2/1/32
2,078,000 2,117,104
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
1,732,000 1,786,761
144A,7.25%, 7/15/32
1,732,000 1,798,446
Buckeye Partners LP
3.95%, 12/1/26
2,081,000 2,029,294
4.125%, 12/1/27
1,388,000 1,336,666
144A,4.50%, 3/1/28
1,732,000 1,668,928
144A,6.875%, 7/1/29
2,078,000 2,121,231
Principal
Amount $ Value $
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
4,830,000 4,660,504
144A,7.50%, 12/15/33
1,732,000 1,833,597
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
3,642,000 3,799,864
DT Midstream, Inc.
144A,4.125%, 6/15/29
3,798,000 3,610,064
144A,4.375%, 6/15/31
3,486,000 3,245,038
EQM Midstream Partners LP
4.125%, 12/1/26
1,735,000 1,731,842
144A,7.50%, 6/1/27
1,732,000 1,780,702
144A,6.50%, 7/1/27
3,122,000 3,207,243
5.50%, 7/15/28
2,944,000 2,994,299
144A,4.50%, 1/15/29
2,775,000 2,694,293
144A,6.375%, 4/1/29
2,081,000 2,125,473
144A,7.50%, 6/1/30
1,732,000 1,875,425
144A,4.75%, 1/15/31
3,816,000 3,666,584
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
3,349,000 3,422,732
7.75%, 2/1/28
2,303,000 2,332,670
8.25%, 1/15/29
2,078,000 2,125,528
8.875%, 4/15/30
1,732,000 1,806,306
7.875%, 5/15/32
2,455,000 2,476,350
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27 (a)
1,386,000 1,400,694
144A,8.25%, 1/15/32
1,559,000 1,637,444
Harvest Midstream I LP
144A,7.50%, 9/1/28
2,771,000 2,836,613
144A,7.50%, 5/15/32
1,732,000 1,780,950
Hess Midstream Operations LP
144A,5.625%, 2/15/26
2,754,000 2,752,519
144A,5.125%, 6/15/28
1,905,000 1,873,329
144A,6.50%, 6/1/29
2,078,000 2,130,548
144A,4.25%, 2/15/30
2,598,000 2,444,682
144A,5.50%, 10/15/30
1,386,000 1,362,599
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
1,802,000 1,914,610
144A,7.375%, 7/15/32
2,110,000 2,176,040
ITT Holdings LLC,144A,6.50%,
8/1/29
4,232,000 3,966,816
New Fortress Energy, Inc.
144A,6.50%, 9/30/26 (a)
5,206,000 4,860,886
144A,8.75%, 3/15/29 (a)
2,598,000 2,126,270
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
3,108,000 3,185,881
144A,8.375%, 2/15/32
4,552,000 4,662,673

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
NuStar Logistics LP
6.00%, 6/1/26
1,732,000 1,743,151
5.625%, 4/28/27
1,905,000 1,910,090
6.375%, 10/1/30
2,046,000 2,108,891
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
1,899,000 1,818,364
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
1,490,000 1,490,936
144A,5.50%, 1/15/28
2,598,000 2,532,296
144A,7.375%, 2/15/29
2,775,000 2,826,340
144A,6.00%, 12/31/30
2,516,000 2,383,708
144A,6.00%, 9/1/31
1,616,000 1,531,048
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
4,466,000 4,151,248
144A,6.25%, 1/15/30
3,453,000 3,537,281
144A,4.125%, 8/15/31
4,336,000 3,950,706
144A,3.875%, 11/1/33
4,316,000 3,760,099
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
7,627,000 7,976,333
144A,9.50%, 2/1/29
10,407,000 11,632,090
144A,7.00%, 1/15/30
5,179,000 5,300,297
144A,8.375%, 6/1/31
7,777,000 8,201,999
144A,9.875%, 2/1/32
6,938,000 7,719,559
(Cost $187,618,155)
184,981,757
Financial — 12.4%
Banks — 0.3%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
1,739,000 1,753,270
144A,6.625%, 1/15/27
1,856,000 1,852,783
144A,12.00%, 10/1/28
2,775,000 3,018,853
144A,12.25%, 10/1/30
1,735,000 1,927,935
(Cost $8,364,244)
8,552,841
Diversified Financial Services
— 4.4%
AG Issuer LLC,144A,6.25%,
3/1/28
1,735,000 1,721,855
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
1,675,000 1,746,601
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
3,118,000 3,350,643
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
2,333,000 2,497,784
Coinbase Global, Inc.
144A,3.375%, 10/1/28
3,390,000 3,079,771
144A,3.625%, 10/1/31
2,575,000 2,237,600
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
2,078,000 2,216,180
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
1,752,000 1,884,686
144A,8.50%, 5/15/30
1,732,000 1,838,968
Principal
Amount $ Value $
Enova International, Inc.
144A,11.25%, 12/15/28
1,388,000 1,509,053
144A,9.125%, 8/1/29
1,732,000 1,819,459
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
3,449,000 3,483,785
Freedom Mortgage Holdings
LLC,144A,9.25%, 2/1/29
3,897,000 4,041,849
goeasy Ltd.
144A,9.25%, 12/1/28
2,146,000 2,298,604
144A,7.625%, 7/1/29
2,078,000 2,157,913
144A,6.875%, 5/15/30
1,300,000 1,324,385
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
2,062,000 1,964,421
144A,7.125%, 4/30/31
4,778,000 4,976,081
144A,6.125%, 11/1/32
4,170,000 4,190,326
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
3,450,000 3,233,978
144A,6.625%, 10/15/31
1,726,000 1,738,935
LD Holdings Group
LLC,144A,6.125%, 4/1/28 (a)
1,730,000 1,501,988
Midcap Financial Issuer
Trust,144A,6.50%, 5/1/28
3,469,000 3,393,556
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
1,732,000 1,719,327
144A,6.00%, 1/15/27
2,081,000 2,082,977
144A,5.50%, 8/15/28
2,949,000 2,900,066
144A,6.50%, 8/1/29
2,600,000 2,628,526
144A,5.125%, 12/15/30
2,247,000 2,138,776
144A,5.75%, 11/15/31
2,078,000 2,021,489
144A,7.125%, 2/1/32
3,464,000 3,576,978
Navient Corp.
6.75%, 6/15/26
1,632,000 1,661,414
5.00%, 3/15/27
2,425,000 2,394,418
4.875%, 3/15/28
1,732,000 1,662,781
5.50%, 3/15/29
2,698,000 2,585,807
9.375%, 7/25/30
1,710,000 1,885,156
11.50%, 3/15/31
1,732,000 1,972,367
OneMain Finance Corp.
7.125%, 3/15/26
5,092,000 5,206,275
3.50%, 1/15/27
2,598,000 2,498,034
6.625%, 1/15/28
2,750,000 2,807,758
3.875%, 9/15/28
2,078,000 1,940,311
9.00%, 1/15/29
3,118,000 3,320,955
6.625%, 5/15/29
3,000,000 3,064,646
5.375%, 11/15/29
2,765,000 2,693,857
7.875%, 3/15/30
2,425,000 2,563,303
4.00%, 9/15/30
2,906,000 2,614,110
7.50%, 5/15/31
2,598,000 2,706,994
7.125%, 11/15/31
2,498,000 2,574,995

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
1,261,000 1,306,594
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
2,252,000 2,120,828
144A,7.875%, 12/15/29
2,598,000 2,748,206
144A,7.125%, 11/15/30
2,252,000 2,312,228
144A,5.75%, 9/15/31
1,753,000 1,699,579
PHH Escrow Issuer
LLC,144A,9.875%, 11/1/29
1,700,000 1,646,620
PRA Group, Inc.,144A,8.875%,
1/31/30 (a)
1,386,000 1,458,562
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
3,989,000 3,810,569
144A,3.625%, 3/1/29
2,598,000 2,399,408
144A,3.875%, 3/1/31
4,330,000 3,879,067
144A,4.00%, 10/15/33
2,958,000 2,575,306
SLM Corp.,3.125%, 11/2/26
1,732,000 1,649,883
Synchrony Financial,7.25%,
2/2/33
2,598,000 2,740,820
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
1,732,000 1,721,050
144A,5.50%, 4/15/29
2,425,000 2,348,281
(Cost $155,444,345)
153,846,742
Insurance — 2.5%
Acrisure LLC / Acrisure Finance,
Inc.
144A,4.25%, 2/15/29
2,379,000 2,255,087
144A,8.50%, 6/15/29
1,732,000 1,804,415
144A,6.00%, 8/1/29
1,735,000 1,663,708
144A,7.50%, 11/6/30
3,816,000 3,896,666
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
2,598,000 2,477,765
144A,6.75%, 10/15/27
4,492,000 4,488,901
144A,6.75%, 4/15/28
4,180,000 4,224,156
144A,5.875%, 11/1/29
1,759,000 1,696,865
144A,7.00%, 1/15/31
5,028,000 5,110,392
144A,6.50%, 10/1/31
3,464,000 3,468,424
144A,7.375%, 10/1/32
2,425,000 2,442,644
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
2,602,000 2,628,678
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
3,469,000 3,575,355
AssuredPartners, Inc.
144A,5.625%, 1/15/29
1,905,000 1,816,253
144A,7.50%, 2/15/32 (a)
1,732,000 1,763,415
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29 (a)
3,118,000 3,305,971
Principal
Amount $ Value $
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
3,464,000 3,506,205
144A,8.125%, 2/15/32
1,700,000 1,718,603
HUB International Ltd.
144A,5.625%, 12/1/29
1,908,000 1,859,795
144A,7.25%, 6/15/30
11,373,000 11,809,044
144A,7.375%, 1/31/32
6,597,000 6,753,214
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
10,407,000 10,669,390
Ryan Specialty LLC
144A,4.375%, 2/1/30 (a)
1,386,000 1,317,353
144A,5.875%, 8/1/32
2,078,000 2,078,937
USI, Inc.,144A,7.50%, 1/15/32
2,148,000 2,188,445
(Cost $88,238,519)
88,519,681
Investment Companies — 0.5%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
4,476,000 4,414,391
5.25%, 5/15/27
4,943,000 4,756,129
9.75%, 1/15/29
2,412,000 2,479,576
4.375%, 2/1/29
2,509,000 2,169,016
144A,10.00%, 11/15/29
1,700,000 1,745,620
9.00%, 6/15/30
2,645,000 2,627,386
(Cost $18,903,136)
18,192,118
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
2,305,197 2,150,180
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
1,932,000 1,680,207
144A,5.25%, 4/15/30
1,516,000 1,226,427
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
2,252,000 2,278,492
144A,8.875%, 9/1/31
1,386,000 1,498,212
Howard Hughes Corp.
144A,5.375%, 8/1/28
2,598,000 2,551,886
144A,4.125%, 2/1/29
2,252,000 2,108,014
144A,4.375%, 2/1/31
2,252,000 2,043,255
Hunt Cos., Inc.,144A,5.25%,
4/15/29
2,216,000 2,104,439
Kennedy-Wilson, Inc.
4.75%, 3/1/29
1,978,000 1,831,264
4.75%, 2/1/30
2,078,000 1,886,441
5.00%, 3/1/31 (a)
2,116,000 1,908,978
(Cost $24,535,322)
23,267,795
REITS — 4.0%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
1,732,000 1,543,952

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,409,000 1,332,510
8.875%, 4/12/29
1,498,000 1,618,897
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
2,884,000 2,871,526
144A,4.50%, 4/1/27
2,289,000 2,205,204
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
1,852,000 1,586,178
4.375%, 3/1/31
1,682,000 1,284,241
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
1,732,000 1,608,136
Hudson Pacific Properties LP
3.95%, 11/1/27
1,386,000 1,230,392
4.65%, 4/1/29 (a)
1,715,000 1,397,634
3.25%, 1/15/30 (a)
1,388,000 1,030,035
Iron Mountain, Inc.
144A,4.875%, 9/15/27
3,464,000 3,413,851
144A,5.25%, 3/15/28
2,858,000 2,815,296
144A,5.00%, 7/15/28
1,732,000 1,690,759
144A,7.00%, 2/15/29
3,366,000 3,478,212
144A,4.875%, 9/15/29
3,464,000 3,338,667
144A,5.25%, 7/15/30
4,853,000 4,712,812
144A,4.50%, 2/15/31
3,810,000 3,551,836
144A,5.625%, 7/15/32
1,878,000 1,837,302
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
2,120,000 2,065,150
144A,4.75%, 6/15/29
2,196,000 2,103,574
144A,7.00%, 7/15/31
1,732,000 1,795,684
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26 (a)
1,732,000 1,571,740
5.00%, 10/15/27 (a)
4,850,000 4,102,542
4.625%, 8/1/29 (a)
3,118,000 2,282,961
3.50%, 3/15/31
4,508,000 2,946,453
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
1,732,000 1,609,415
Office Properties Income
Trust,144A,9.00%, 9/30/29
1,965,000 1,719,367
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
2,515,000 2,498,464
144A,4.875%, 5/15/29
2,598,000 2,496,374
144A,7.00%, 2/1/30
1,905,000 1,953,648
Principal
Amount $ Value $
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
1,386,000 1,392,188
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
2,423,500 2,380,762
144A,7.25%, 7/15/28
1,386,000 1,439,414
144A,4.50%, 2/15/29
2,098,000 2,012,980
144A,6.50%, 4/1/32
3,469,000 3,529,000
Rithm Capital Corp.,144A,8.00%,
4/1/29
2,688,000 2,696,639
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
1,732,000 1,686,836
144A,4.00%, 9/15/29
1,732,000 1,582,545
SBA Communications Corp.
3.875%, 2/15/27
5,181,000 5,037,126
3.125%, 2/1/29
5,206,000 4,766,781
Service Properties Trust
4.75%, 10/1/26
1,448,000 1,395,718
4.95%, 2/15/27
1,381,000 1,315,139
5.50%, 12/15/27
1,554,000 1,488,255
3.95%, 1/15/28
1,396,000 1,215,781
8.375%, 6/15/29
2,537,000 2,521,890
4.95%, 10/1/29
1,372,000 1,120,142
4.375%, 2/15/30
1,386,000 1,082,489
144A,8.625%, 11/15/31
3,606,000 3,807,445
8.875%, 6/15/32
1,732,000 1,666,209
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
1,382,000 1,335,095
144A,4.375%, 1/15/27 (a)
1,582,000 1,542,362
144A,7.25%, 4/1/29
2,225,000 2,293,879
144A,6.00%, 4/15/30
1,336,000 1,319,937
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
2,425,000 2,093,452
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,10.50%, 2/15/28
10,060,000 10,696,133
144A,4.75%, 4/15/28
1,974,000 1,848,037
144A,6.50%, 2/15/29
3,870,000 3,397,986
Vornado Realty LP,2.15%, 6/1/26
1,396,000 1,330,440
(Cost $144,243,341)
137,687,472
Industrial — 9.6%
Aerospace/Defense — 2.4%
Bombardier, Inc.
144A,7.875%, 4/15/27
3,405,000 3,416,209
144A,6.00%, 2/15/28
2,598,000 2,597,193
144A,7.50%, 2/1/29 (a)
2,598,000 2,715,773
144A,8.75%, 11/15/30
2,748,000 2,977,694
144A,7.25%, 7/1/31
2,498,000 2,583,319
144A,7.00%, 6/1/32 (a)
2,598,000 2,654,316

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)
2,443,000 2,341,672
144A,9.375%, 11/30/29
3,118,000 3,357,169
144A,9.75%, 11/15/30
4,188,000 4,657,692
TransDigm, Inc.
5.50%, 11/15/27
9,147,000 9,077,065
144A,6.75%, 8/15/28
7,239,000 7,392,533
4.625%, 1/15/29
4,322,000 4,103,623
144A,6.375%, 3/1/29
9,422,000 9,587,323
4.875%, 5/1/29
2,617,000 2,496,801
144A,6.875%, 12/15/30
5,173,000 5,333,780
144A,7.125%, 12/1/31
3,464,000 3,604,940
144A,6.625%, 3/1/32
7,574,000 7,767,432
144A,6.00%, 1/15/33
5,196,000 5,200,000
(Cost $81,917,035)
81,864,534
Building Materials — 1.5%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
1,901,000 1,842,876
144A,4.25%, 2/1/32
4,653,000 4,242,368
144A,6.375%, 6/15/32
2,275,000 2,327,662
144A,6.375%, 3/1/34
3,464,000 3,534,668
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
2,459,000 2,425,517
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
1,745,000 1,743,824
EMRLD Borrower LP / Emerald
Co-Issuer, Inc.,144A,6.625%,
12/15/30
9,626,000 9,744,410
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
3,810,000 3,780,613
144A,8.875%, 11/15/31
3,810,000 4,057,005
Standard Industries, Inc.
144A,5.00%, 2/15/27
2,949,000 2,900,775
144A,4.75%, 1/15/28
3,464,000 3,369,248
144A,4.375%, 7/15/30
5,550,000 5,167,087
144A,3.375%, 1/15/31
3,810,000 3,349,285
Summit Materials LLC / Summit
Materials Finance Corp.
144A,5.25%, 1/15/29
2,425,000 2,446,153
144A,7.25%, 1/15/31
2,771,000 2,960,143
(Cost $55,103,972)
53,891,634
Electrical Components &
Equipment — 0.4%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
1,846,000 1,788,849
144A,4.375%, 3/31/29
3,051,000 2,869,395
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
4,590,000 4,700,359
144A,6.375%, 3/15/29
3,118,000 3,195,945
144A,6.625%, 3/15/32
2,949,000 3,046,656
(Cost $15,947,234)
15,601,204
Principal
Amount $ Value $
Electronics — 0.5%
Imola Merger Corp.,144A,4.75%,
5/15/29
7,044,000 6,766,596
Sensata Technologies BV
144A,4.00%, 4/15/29
3,484,000 3,251,517
144A,5.875%, 9/1/30
1,632,000 1,619,515
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
1,609,000 1,499,789
144A,3.75%, 2/15/31
2,598,000 2,328,637
144A,6.625%, 7/15/32
1,779,000 1,816,552
(Cost $17,878,643)
17,282,606
Engineering & Construction
— 0.5%
Aeropuertos Dominicanos Siglo
XXI SA,144A,7.00%, 6/30/34
1,732,000 1,769,137
Arcosa, Inc.
144A,4.375%, 4/15/29
1,386,000 1,314,658
144A,6.875%, 8/15/32
2,078,000 2,147,154
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
4,631,000 4,918,878
Fluor Corp.,4.25%, 9/15/28
1,926,000 1,861,361
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
2,944,000 3,000,992
IHS Holding Ltd.
144A,5.625%, 11/29/26
676,000 671,614
144A,6.25%, 11/29/28
1,717,000 1,625,709
(Cost $17,079,860)
17,309,503
Environmental Control — 0.7%
Clean Harbors, Inc.,144A,6.375%,
2/1/31
1,732,000 1,764,744
GFL Environmental, Inc.
144A,5.125%, 12/15/26
1,577,000 1,572,723
144A,4.00%, 8/1/28
2,601,000 2,477,610
144A,3.50%, 9/1/28
2,598,000 2,455,627
144A,4.75%, 6/15/29
2,598,000 2,515,282
144A,4.375%, 8/15/29
1,908,000 1,810,620
144A,6.75%, 1/15/31
3,469,000 3,601,842
Madison IAQ LLC
144A,4.125%, 6/30/28
2,425,000 2,329,631
144A,5.875%, 6/30/29
3,585,000 3,426,659
Reworld Holding Corp.,5.00%,
9/1/30
1,386,000 1,298,130
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
1,732,000 1,785,880
(Cost $25,378,412)
25,038,748
Machinery-Construction &
Mining — 0.1%
Terex Corp.
144A,5.00%, 5/15/29
2,078,000 2,010,342
144A,6.25%, 10/15/32
2,592,000 2,596,707
(Cost $4,595,797)
4,607,049

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Machinery-Diversified — 0.4%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
3,469,000 3,613,106
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
1,732,000 1,861,574
SPX FLOW, Inc.,144A,8.75%,
4/1/30
1,732,000 1,792,331
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
1,387,000 1,393,269
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
5,411,000 5,340,689
(Cost $14,105,813)
14,000,969
Miscellaneous Manufacturing
— 0.1%
Hillenbrand, Inc.,6.25%, 2/15/29
1,742,000 1,777,876
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
2,081,000 2,173,394
(Cost $3,881,038)
3,951,270
Packaging & Containers
— 2.3%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
2,079,000 2,072,627
144A,3.25%, 9/1/28
2,098,000 1,890,681
144A,4.00%, 9/1/29 (a)
3,643,000 3,167,032
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
4,209,000 3,590,447
144A,5.25%, 8/15/27 (a)
3,464,000 2,070,918
144A,5.25%, 8/15/27 (a)
2,774,000 1,658,408
Ball Corp.
6.875%, 3/15/28
2,498,000 2,585,403
6.00%, 6/15/29
3,464,000 3,528,084
2.875%, 8/15/30
4,503,000 3,958,597
3.125%, 9/15/31
2,944,000 2,577,405
Berry Global, Inc.,144A,5.625%,
7/15/27
1,732,000 1,734,353
Clydesdale Acquisition Holdings,
Inc.,144A,6.875%, 1/15/30
1,735,000 1,754,851
Crown Americas LLC,5.25%,
4/1/30
1,732,000 1,711,329
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
1,571,000 1,477,976
144A,3.75%, 2/1/30
1,386,000 1,275,379
144A,6.375%, 7/15/32
1,908,000 1,945,882
LABL, Inc.
144A,10.50%, 7/15/27 (a)
2,390,000 2,360,545
144A,5.875%, 11/1/28
1,732,000 1,550,485
144A,8.25%, 11/1/29 (a)
1,593,000 1,383,404
144A,8.625%, 10/1/31
3,304,000 3,118,046
Principal
Amount $ Value $
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
9,352,000 9,585,301
144A,9.25%, 4/15/27
4,660,000 4,779,771
OI European Group
BV,144A,4.75%, 2/15/30
1,396,000 1,274,622
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
2,119,000 2,117,386
144A,7.25%, 5/15/31 (a)
2,390,000 2,384,019
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
3,469,000 3,322,554
Sealed Air Corp.
144A,4.00%, 12/1/27
1,472,000 1,413,400
144A,5.00%, 4/15/29
1,472,000 1,430,328
144A,6.50%, 7/15/32
1,396,000 1,422,733
Sealed Air Corp. / Sealed Air
Corp.
144A,6.125%, 2/1/28
2,688,000 2,716,721
144A,7.25%, 2/15/31
1,431,000 1,491,269
Silgan Holdings, Inc.,4.125%,
2/1/28
1,974,000 1,900,042
(Cost $84,373,034)
79,249,998
Transportation — 0.3%
Brightline East LLC,144A,11.00%,
1/31/30 (a)
4,596,000 4,309,265
Seaspan Corp.,144A,5.50%,
8/1/29
2,602,000 2,459,227
XPO, Inc.
144A,7.125%, 6/1/31
1,555,000 1,613,544
144A,7.125%, 2/1/32
2,032,000 2,120,346
(Cost $10,455,401)
10,502,382
Trucking & Leasing — 0.4%
Fortress Transportation and
Infrastructure Investors LLC
144A,5.50%, 5/1/28
3,464,000 3,425,002
144A,7.875%, 12/1/30
1,732,000 1,840,699
144A,7.00%, 5/1/31
2,425,000 2,515,947
144A,7.00%, 6/15/32
2,775,000 2,868,740
144A,5.875%, 4/15/33
1,699,000 1,679,788
(Cost $12,265,425)
12,330,176
Technology — 4.7%
Computers — 1.2%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
3,456,000 3,552,363
CA Magnum
Holdings,144A,5.375%,
10/31/26
3,499,000 3,422,022
McAfee Corp.,144A,7.375%,
2/15/30
7,092,000 6,902,119
NCR Atleos Corp.,144A,9.50%,
4/1/29
4,826,000 5,284,909

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
NCR Voyix Corp.
144A,5.00%, 10/1/28
2,372,000 2,295,875
144A,5.125%, 4/15/29
1,416,000 1,361,186
Seagate HDD Cayman
4.875%, 6/1/27
1,749,000 1,735,686
4.091%, 6/1/29
1,710,000 1,617,493
8.25%, 12/15/29
1,756,000 1,885,603
8.50%, 7/15/31
1,732,000 1,869,713
9.625%, 12/1/32
2,598,017 2,970,175
Western Digital Corp.,4.75%,
2/15/26
7,941,000 7,886,465
(Cost $41,055,350)
40,783,609
Office/Business Equipment
— 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28
2,548,000 2,110,540
144A,8.875%, 11/30/29
1,745,000 1,504,010
(Cost $4,371,824)
3,614,550
Semiconductors — 0.4%
ams-OSRAM AG,144A,12.25%,
3/30/29
1,396,000 1,389,351
Entegris, Inc.
144A,4.375%, 4/15/28
1,392,000 1,334,927
144A,4.75%, 4/15/29
5,521,000 5,355,705
144A,3.625%, 5/1/29
1,386,000 1,277,307
144A,5.95%, 6/15/30
3,100,000 3,108,234
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
2,443,000 2,315,971
(Cost $14,926,120)
14,781,495
Software — 3.0%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
8,152,000 7,808,954
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
2,615,000 2,686,231
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
2,598,000 2,613,858
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
3,196,000 3,005,615
144A,4.875%, 7/1/29
3,196,000 2,994,493
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
13,876,000 13,643,249
144A,9.00%, 9/30/29
13,250,000 13,427,046
144A,8.25%, 6/30/32
6,244,000 6,513,250
Fair Isaac Corp.
144A,5.25%, 5/15/26
1,386,000 1,389,252
144A,4.00%, 6/15/28
3,118,000 2,976,496
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
2,443,000 2,497,254
Principal
Amount $ Value $
Open Text Corp.
144A,3.875%, 2/15/28
3,118,000 2,945,869
144A,3.875%, 12/1/29
2,844,000 2,596,481
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
3,118,000 2,875,630
144A,4.125%, 12/1/31
2,252,000 2,019,210
PTC, Inc.,144A,4.00%, 2/15/28
1,732,000 1,657,069
RingCentral, Inc.,144A,8.50%,
8/15/30
1,386,000 1,472,482
ROBLOX Corp.,144A,3.875%,
5/1/30
3,464,000 3,151,086
Rocket Software, Inc.
144A,9.00%, 11/28/28
2,981,000 3,099,262
144A,6.50%, 2/15/29
1,992,000 1,886,961
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
6,938,000 6,921,908
144A,6.50%, 6/1/32
2,598,000 2,660,533
Twilio, Inc.
3.625%, 3/15/29
1,732,000 1,605,290
3.875%, 3/15/31
1,732,000 1,570,243
UKG, Inc.,144A,6.875%, 2/1/31
8,632,000 8,879,534
(Cost $103,002,050)
102,897,256
Utilities — 2.9%
Electric — 2.8%
Alpha Generation
LLC,144A,6.75%, 10/15/32
3,464,000 3,511,695
Calpine Corp.
144A,4.50%, 2/15/28
4,336,000 4,197,769
144A,5.125%, 3/15/28
4,870,000 4,760,672
144A,4.625%, 2/1/29
2,255,000 2,155,460
144A,5.00%, 2/1/31
2,938,000 2,787,590
144A,3.75%, 3/1/31
3,138,000 2,835,994
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
2,944,000 2,859,596
144A,3.75%, 2/15/31
3,204,000 2,840,731
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
1,507,000 1,571,251
Lightning Power LLC,144A,7.25%,
8/15/32
5,196,000 5,419,699
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
1,735,000 1,658,608
144A,4.50%, 9/15/27
1,920,000 1,827,630
144A,7.25%, 1/15/29 (a)
2,618,000 2,681,295
NRG Energy, Inc.
5.75%, 1/15/28
2,934,000 2,939,768
144A,3.375%, 2/15/29
1,832,000 1,677,383
144A,5.25%, 6/15/29
2,539,000 2,491,994
144A,5.75%, 7/15/29
2,725,000 2,711,269
144A,3.625%, 2/15/31
3,599,000 3,209,938
144A,6.00%, 2/1/33
3,200,000 3,185,042
144A,6.25%, 11/1/34
3,200,000 3,201,634

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Principal
Amount $ Value $
PG&E Corp.
5.00%, 7/1/28
3,469,000 3,409,070
5.25%, 7/1/30
3,486,000 3,428,613
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
4,163,000 4,484,830
TransAlta Corp.,7.75%, 11/15/29
1,388,000 1,461,923
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
3,164,000 3,160,693
144A,5.625%, 2/15/27
4,303,000 4,306,934
144A,5.00%, 7/31/27
4,393,000 4,355,767
144A,4.375%, 5/1/29
4,330,000 4,142,272
144A,7.75%, 10/15/31
5,007,000 5,323,107
144A,6.875%, 4/15/32
3,656,000 3,796,275
(Cost $99,132,431)
96,394,502
Gas — 0.1%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
2,300,000 2,262,509
5.75%, 5/20/27
1,770,000 1,701,386
144A,9.375%, 6/1/28
1,707,000 1,755,904
(Cost $6,006,715)
5,719,799
TOTAL CORPORATE BONDS
(Cost $3,516,830,140)
3,396,163,095
Number
of Shares
SECURITIES LENDING
COLLATERAL — 4.8%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $167,795,934)
167,795,934 167,795,934
CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $24,615,588)
24,615,588 24,615,588
TOTAL INVESTMENTS
— 103.2%
(Cost $3,709,241,662)
3,588,574,617
Other assets and liabilities,
net — (3.2%)
(110,050,595)
NET ASSETS — 100.0%
3,478,524,022

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
 (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 4.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
238,972,214 — (71,176,280) (d) — — 783,232 — 167,795,934 167,795,934
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
40,830,834 81,030,843 (97,246,089) — — 342,978 — 24,615,588 24,615,588
279,803,048 81,030,843 (168,422,369) — — 1,126,210 — 192,411,522 192,411,522
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $164,309,852, which is 4.7% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 3,396,163,095 $ — $ 3,396,163,095
Short-Term Investments (a)
192,411,522 — — 192,411,522
TOTAL
$ 192,411,522 $ 3,396,163,095 $ — $ 3,588,574,617
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
November 30, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYLB-PH1
R-089711-2 (5/25) DBX006037 (5/25)